Cover Page	Aug. 11, 2020	Apr. 21, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Aug. 11, 2020
Entity Registrant Name		Supernus Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code		DE
Entity Filer Name		001-35518
Entity Tax Identification Number		20-2590184
Entity Address, Address Line One		9715 Key West Ave
Entity Address, City or Town		Rockville
Entity Address, State or Province		MD
Entity Address, Postal Zip Code		20850
City Area Code		301
Local Phone Number		838-2500
Title of 12(b) Security		Common Stock, $0.001 par value per share
Trading Symbol		SUPN
Security Exchange Name		NASDAQ
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001356576